Schedule of loss per share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Net loss	$ (26,464,717)	$ (7,711,199)	$ (39,421,781)	$ (14,672,355)
Weighted-average common shares - basic and diluted	55,149,329	39,468,847	51,810,937	37,525,465
Basic and diluted loss per share	$ (0.48)	$ (0.20)	$ (0.76)	$ (0.39)